Other comprehensive income (loss) (Tables)	12 Months Ended
Mar. 31, 2014
Accumulated other comprehensive income (loss)
Changes in accumulated other comprehensive income (loss)

	Millions of yen
	For the year ended March 31, 2014
	Balance at beginning of year	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)(1)	Net change during the period	Balance at end of period
Cumulative translation adjustments	¥(38,875)	¥66,707	¥(128)	¥66,579	¥27,704
Pension liability adjustment	(28,518)	8,708	1,001	9,709	(18,809)
Net unrealized gain on non-trading securities	9,998	3,342	(1,599)	1,743	11,741

Total	¥(57,395)	¥78,757	¥(726)	¥78,031	¥20,636

(1)	Reclassifications out of accumulated other comprehensive income (loss) are as follows:

Reclassifications out of accumulated other comprehensive income (loss)

Millions of yen
For the year ended March 31, 2014
	Reclassifications out of accumulated other comprehensive income (loss)	Affected line items in consolidated statements of income
Net unrealized gain on non-trading securities:
	¥4,220	Gain (loss) on investments in equity securities
	(2,065)	Income tax expense

	2,155	Net income

	(556)	Net income attributable to noncontrolling interests
	¥1,599	Net income attributable to NHI shareholders